Risk and capital management (Tables)	12 Months Ended
Dec. 31, 2024
Risk and capital management
Schedule of division of responsibility for risk, liquidity and capital management
Schedule of detailed risk statement

Detailed risk statement

Risk class	Risk management	Risk profile	Risk appetite

Credit risk

Credit risk is the risk of losses due to the failure to fulfill a credit (or an arrangement similar to that of a credit). Credit risk includes the risk of default (comprises derivatives), concentration risk and country risk.

The overall strategy is for gross credit risks that arise out of the business strategy to be reduced and transferred to thereafter be contained within risk appetite. The credit portfolio shall maintain a high credit quality. SEK has a significant but natural concentration of risk in relation to the Swedish export industry, individual clients and specific sectors in which Sweden has developed export business. The concentration for counterparties is acceptable, but ongoing efforts are to be made to reduce concentration risks when possible. Credit risks are transferred using risk mitigation solutions such as guarantees and credit risk hedges when justifiable in terms of profitability.

To reduce credit risks, credit granting takes place responsibly and is based on adequate knowledge of SEK’s counterparties (including the financial impact of ESG factors) and their owners, and is in compliance with the owner instruction assignment.

SEK’s mission naturally entails certain concentration risks, such as single name concentration. The Company’s extensive use of guarantees results in a high proportion of exposures towards sovereigns. Total net risk is mainly limited to counterparties with high creditworthiness. SEK’s liquidity portfolio is invested in securities with high credit quality and preferably short maturities.

SEK is to ensure a high quality credit portfolio through a robust credit assessment based on a risk-based selection of counterparties, adequate counterparty knowledge, long-term relationships and risk mitigation of risk filled exposures.

Liquidity risk

Liquidity risk refers to the risk that SEK is unable to meet its payment commitments. Liquidity risk consists of financing risk, which is the risk of, within a defined period of time, the Company not being able to refinance its commitments or that its commitments are refinanced at a significantly higher cost. Liquidity risk also includes currency risk, which can impact liquidity in the short- and long-term through its impact on cash flows, financing costs or the value of assets and liabilities in foreign currencies, as well as off-balance-sheet-risk, which includes unexpected withdrawals from off-balance-sheet items.

The overall strategy is to reduce liquidity risks that arise from the business strategy. SEK should strive for a high level of diversification of its financing and ensure that financing is available for all credit commitments — both outstanding credits and agreed but not yet disbursed credits.

SEK’s liquidity investments should primarily consist of high quality assets and SEK should avoid selling assets prematurely by investing in liquidity investments at an overall level with maturities that are aligned with the expected timing of payments.

SEK is dependent on capital markets for its funding. In order to handle the effects of potential market disruptions, such as significantly higher financing costs, SEK has secured the funding for all its credit commitments, including those agreed but not yet disbursed. On an overall level available funding has a longer remaining maturity than credit commitments.

In addition, SEK’s strong liquidity position enables the Company to effectively manage potential periods of stress.

SEK shall maintain good liquidity capacity to manage periods of stress. SEK shall uphold long-term financial stability by ensuring a good maturity matching.

Market risk

Market risk is defined as the risk of the Company’s results, capital or value being affected in an adverse manner from changes in the financial markets, such as movements in interest rates, foreign exchange rates, basis spreads or credit spreads. Value encompasses both accounting value and economic value.

The overall strategy is to reduce the market risks arising from the business strategy, where SEK shall implement a sound balance between precision and cost of hedging the risks. Imbalances in borrowing versus lending and volatility in future earnings shall be reduced. Assets and liabilities shall, as a general rule be held to maturity. Under normal conditions, the majority of the interest rate risk in CIRR lending should be hedged.

SEK’s business model entails exposures to market movements, mainly interest rates, credit spreads and exchange rates. SEK’s market risk is largely hedged through derivatives. The resulting counterparty credit risk is mitigated through netting and collateral agreements.

SEK aims for low volatility in earnings and own funds due to market movements, low gap risk and low interest rate risk in the CIRR portfolio.

Risk class	Risk management	Risk profile	Risk appetite

Operational risk

Operational risk is the risk of losses resulting from inappropriate, inadequate or failed internal processes or procedures, systems, human error, or from external events. Operational risk includes ICT, security, crisis and continuity, third-party, transaction management, reporting and legal risks as well as model risks.

For the evaluation of operational risks, the likelihood of financial, reputational or compliance impact is assessed.

The overall strategy is to reduce operational risks that arise out of the business strategy. Costs to reduce operational risks must be in reasonable proportion to the expected impact of the risk reduction measures

Risk reduction takes place primarily through effective and well-documented internal processes for risk management such as risk and control self-assessments, the incident management process, the new product approval process (NPAP) and the procurement process, an efficient control environment and continuous training of all personnel to ensure a comprehensive understanding of the risk framework and responsibility of every employee.

Operational risks are inherent in all of SEK’s operations and can have financial, regulatory and reputational impact. The most significant operational risks are within the ICT and security risk area.

The majority of reported incidents are minor events that are resolved promptly within the relevant function.

SEK shall promptly reduce critical and high operational risks and limit operational losses resulting from incidents.

Business and strategic risk

Business and strategic risk is defined as the risk of an event taking place that impacts the ability of the business to achieve set goals.

Business and strategic risk includes business environment risk, public policy assignment risk and risks related to organizational resilience.

The overall strategy is to reduce business and strategic risk through the strategy process resulting in the business plan.

SEK’s strategic risks mainly arise through changes in the Company’s operating environment, such as market conditions, which could result in limited lending opportunities for SEK, and regulatory reforms from two perspectives: (1) the impact of these reforms on SEK’s business model; and (2) the requirements on the organization resulting from increased regulatory complexity.

Other risks are related to SEK’s public policy assignment and its ability to create a resilient organization that adapts to changing business environments and delivers on the Company’s business goals.

SEK does not have a specific risk appetite for business and strategic risk.

Risk class	Risk management	Risk profile	Risk appetite

Environmental and Social risk (impact) (“Sustainability risk”)

Environment and social risk from an impact perspective (“Sustainability risk”) is defined by SEK as the risk that SEK’s operations directly or indirectly impact their surroundings negatively with respect to the environment and social issues, for example, in relation to human rights and working conditions. Human rights include the rights of the child. Working conditions includes gender equality and diversity.

It is primarily through SEK’s lending activities that the operations have a significant (gross) impact on environmental and social issues.

The overall strategy is to reduce environmental and social risk that arise out of the business strategy. SEK shall manage conflicts between financial, social and environmental goals to the best of its ability without significantly harming any of the goals.

Risk reduction takes place primarily through effective and well-documented internal processes for risk management and an effective control environment, a responsible approach to environmental risks during the entirety of the loan’s term and continuous training of all relevant personnel to ensure a comprehensive understanding of environmental and social risks in the risk framework.

SEK is indirectly exposed to environmental and social risks in connection with its lending activities. A high inherent risk may arise when financing large projects or businesses in countries and/or sectors with high sustainability risk. Countries are assessed according to the risk of negative impacts on human rights, including working conditions.

SEK shall not enter into transactions that do not meet the international guidelines that SEK has committed to and that are specified in SEK’s sustainable finance policy. SEK can enter into transactions with high gross risks provided that these risks are reduced to an acceptable level during the maturity of the loan. For transactions with high gross risks, the development of the risk profile shall be regularly followed-up and compared to the requirements that were stipulated when SEK entered into the transaction.

Governance risk

Governance risk is the risk that SEK’s operations directly or indirectly impact or are impacted by governance-related issues. Examples of areas included are business conduct and financial crime. Business conduct includes tax transparency and financial crime includes corruption.

The overall strategy is to avoid and reduce governance risks that arise out of the business strategy.

SEK is to reduce governance risks through effective and well-documented internal processes for risk management and an efficient control environment. SEK should take a responsible approach to governance risks through the entire term of the loan and continuously train relevant personnel to ensure a comprehensive understanding of managing governance risks in the risk framework.

SEK is exposed to the risk of failing to comply with all relevant laws and regulations in the markets in which the Company operates. Countries and counterparties are assessed according to the risk of corruption or other financial crime as well as the risk of money laundering or terrorist financing and the risk of tax evasion.

SEK shall comply with all relevant laws and regulations regarding its operations, particularly with regard to the Company’s public role, state ownership and the regulations that govern the financial sector.